Related-party balances and transactions (Details 1)(Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 58,336	R$ 22,187
Immediate parent - UOL sales of service
Disclosure of transactions between related parties [line items]
Payables to related parties	15,720	10,575
Immediate parent - UOL shared service costs
Disclosure of transactions between related parties [line items]
Payables to related parties	12,539	4,229
Immediate parent - UOL deposits
Disclosure of transactions between related parties [line items]
Payables to related parties	11,391	0
Affiliated companies - UOL Diveo sales of services
Disclosure of transactions between related parties [line items]
Payables to related parties	10,218	3,117
Affiliated companies - Transfolha Transpotadora e Distribuição Ltda
Disclosure of transactions between related parties [line items]
Payables to related parties	1,933	1,440
Affiliated Companies - Others
Disclosure of transactions between related parties [line items]
Payables to related parties	6,535	2,826
Total
Disclosure of transactions between related parties [line items]
Payables to related parties	R$ 58,336	R$ 22,187